Cash and cash equivalents (Tables)	12 Months Ended
Mar. 31, 2019
Cash And Cash Equivalents [Abstract]
Summary of Cash and Cash Equivalents

At 31 March	2019 £m	2018 £m	2017 £m
Cash at bank and in hand	495	446	469
Cash equivalents
US deposits	3	26	32
UK deposits	1,132	31	1
Other deposits	36	25	26
Total cash equivalents	1,171	82	59
Total cash and cash equivalents	1,666	528	528
Bank overdrafts (note 25)	(72)	(29)	(17)
Cash and cash equivalents per the cash flow statement	1,594	499	511